Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Taxes
Schedule of components of income tax provision

The income tax provision consists of the following:

	For the three months ended March 31,
	2020	2019
Federal:
Current	$230,470	$151,046
Deferred	(81,710)	79,070
State and Local:
Current	56,107	36,683
Deferred	(19,811)	19,203
Income tax provision	$185,056	$286,002

	December	December
	31, 2019	31, 2018
Federal:
Current	$991,989	$460,929
Deferred	(1,256)	82,694
State and Local:
Current	401,637	111,940
Deferred	—	20,083
Income tax provision	$1,392,370	$675,646

Schedule of reconciliations of the differences between the provision for income taxes and income taxes at the statutory U.S. federal income tax rate

	2019
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$865,932	21.00%
State taxes, net of federal benefit	211,707	5.14%
Effect of prior year underaccrual	73,118	1.77%
Change in Valuation Allowance	241,613	5.86%
Total Income Tax Provision	$1,392,370	33.77%

	2018
	Amount	Percent of Pretax Income
Current tax at U.S. statutory rate	$543,623	21.00%
State taxes, net of federal benefit	132,023	5.10%
Total Income Tax Provision	$675,646	26.10%

Schedule of deferred income taxes

The table below presents the Company’s deferred income taxes as of:

	March 31, 2020	December 31, 2019
Deferred tax asset (liability):
Unrealized gains on marketable securities	$—	$(101,521)
Start-up costs	357,750	241,613
Less: Valuation Allowance	(357,750)	(241,613)
Deferred tax liability	$—	$(101,521)

	December	December
	31, 2019	31, 2018
Deferred tax asset (liability):
Unrealized gains on marketable securities	$(101,521)	$(155,578)
Start-up costs	241,613	52,801
Less: Valuation Allowance	(241,613)	—
Deferred tax liability	$(101,521)	$(102,777)